ALTSHARES TRUST

AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF

(each, a “Fund” and, together, the “Funds”)

Supplement dated February 10, 2026 to the Statement of Additional
Information of the Funds dated September 26, 2025 (the “SAI”)

At a special meeting of shareholders on February 3, 2026, the shareholders of the Funds approved the election of three new Independent Trustees to the Board of Trustees (the “Board”) of AltShares Trust (the “Trust”), Mr. John C. Alvarado, Mr. Stephen R. Byers, and Mr. Robert P. Herrmann, and approved the re-election of the currently serving Trustees of the Trust, Mr. John S. Orrico, who is an Interested Trustee, and Mr. Francis X. Tracy and Ms. Nancy M. Morris, who are Independent Trustees. Accordingly, the following modifies and supplements the applicable disclosure under “Management of the Funds” in the Trust’s SAI, effective immediately.

Messrs. Alvarado, Byers, and Herrmann each serve on the Board’s Audit Committee and Nominating and Governance Committee, along with Ms. Morris and Mr. Tracy.

Furthermore, in November 2025, Chanah Bickel was named Treasurer of the Funds.

The tables contained in the section entitled “Trustees and Officers” on pages 43–44 are deleted and replaced with the following:

Name, Address and Year of Birth	Term of Office* and Length of Time Served	Position with Trust	Principal Occupation During Past Five Years	Other Directorships During the Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee**
Interested Trustee:
John S. Orrico, CFA*** 104 Fifth Avenue 9th Floor New York, NY 10011 (1960)	Since 2020	President and Chairman of the Board of Trustees	Managing Member and Co-Chief Investment Officer, (March 2024-present), Managing Member and Chief Investment Officer (2000-2024) Water Island Capital, LLC, the Investment Adviser.	None	5
Independent Trustees****:
John C. Alvarado (1959)	Since 2026	Trustee	Independent Director (since 2003). Previously, Chief Operating Officer (2018–2025) and Chief Financial Officer (2016–2025) of Magnum Development LLC, a privately held Utah-based integrated energy storage and power generation company, and Chief Financial Officer of ACES Delta, LLC (2020-2025), an advanced clean energy storage project. Prior to that, Managing Director at Alvarado Energy	Independent Trustee, The Arbitrage Funds (three funds) (since 2003)	5

			Advisors LLC, a boutique investment banking firm providing financial advisory services to middle market energy companies (2014–2016); and Managing Director for The Seaport Group, a credit-focused investment bank (2010–2014).
Stephen R. Byers (1953)	Since 2026	Trustee	Independent Director (since 2011); Independent Consultant (since 2014).	Independent Trustee, The Arbitrage Funds (three funds) (since 2016); Independent Director, Barings BDC (BBDC), a business development company (since 2022); Independent Chair (since 2016), Trustee (since 2011), Lead Independent Trustee (2015–2016) and Audit Committee Chair (2011−2015), Deutsche Bank db-X ETF Trust (45 portfolios); Independent Director and Audit Committee Chair (2012–2022), Lead Independent Director (2019–2022), Chairman of Sierra Special Committee (2019–2022), Sierra Income Corporation; Board Member (since 2016) and Audit Committee Chair (since 2019), Mutual Fund Directors Forum.	5
Robert P. Herrmann (1962)	Since 2026	Trustee	Executive Director (2025-present) and Independent Director (2019-2025) of GeoWealth LLC, a technology provider in the financial services industry. Previously, Chief Executive Officer of Freedom Investment Management, Inc., a national	Independent Trustee, The Arbitrage Funds (three funds) (since 2012); Independent Director and Chairman of Nominating and	5

			financial advisory firm (2020–2025); and President & Chief Executive Officer of Discovery Data, a leading financial services industry data provider (2009–2019).	Governance Committee of TD Funds (USA) (2014–2019); Independent Director of FundChoice Holdings LLC (2014–2018); Board Trustee, Monmouth Medical Center (2012–2024, including Board Chair 2018–2022); Advisory Board Member, Monmouth University School of Science (2017–2022); Independent Director, Delta Data (2022-2025).
Francis X. Tracy (1957)	Since 2020	Trustee	Independent Director (since 2016). Previously, President, Chief Financial Officer, Treasurer, and Secretary for Batterymarch Financial Management, Inc. (1999—2014).	Independent Trustee, The Arbitrage Funds (three funds) (since 2016); Batterymarch Global Emerging Markets Fund (Luxembourg) (2010−2014).	5
Nancy M. Morris (1952)	Since 2020	Trustee	Independent Director (since 2018). Previously, Chief Compliance Officer and Managing Director, Wellington Management Company LLP (2012—2018).	Independent Trustee, The Arbitrage Funds (three funds) (since 2018); Independent Trustee, Diamond Hill Funds (12 portfolios) (since 2019).	5

* Each Trustee serves during the lifetime of the Trust until his or her successor is elected, his or her death, his or her resignation, retirement or removal or the Trust terminates, whichever is sooner.

** The registered investment companies in the Fund Complex include the Trust and The Arbitrage Funds.

*** John S. Orrico, as an affiliated person of the Adviser, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**** Each Independent Trustee may be contacted by writing to the Trustee c/o Fatima Sulaiman, K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006-1600.

Officers Who Are Not Trustees

Name, Address and Year of Birth	Term of Office and Length of Time Served	Position with Trust	Principal Occupation During Past Five Years	Other Directorships Held During the Past Five Years
Karlis Griffiths 104 Fifth Avenue 9th Floor New York, NY 10011 (1982)	One Year Since 2023	Anti-Money Laundering Officer and Secretary	Anti-Money Laundering Officer (2023-present), Compliance Officer (2023– present), and Senior Operations Analyst (2010-present), Water Island Capital, LLC.	N/A
Jonathon Hickey 104 Fifth Avenue 9th Floor New York, NY 10011 (1980)	One Year Since November 2025	Chief Financial Officer	Senior Managing Partner (2025-present), Chief Operating Officer (2016–present), Director of Operations (2011–2016), Water Island Capital, LLC; Treasurer of the Trust (2013-2025).	N/A
Chanah Bickel 104 Fifth Avenue 9th Floor New York, NY 10011 (1981)	One Year Since November 2025	Treasurer	Controller, Water Island Capital, LLC (2015–present).	N/A
Philip Channen 104 Fifth Avenue 9th Floor New York, NY 10011 (1964)	One Year Since 2020	Chief Compliance Officer	Chief Compliance Officer, Water Island Capital, LLC (2019-present); Deputy Chief Compliance Officer, HarbourVest Partners LLC (2017-2019).	N/A

The third paragraph under the section entitled “Additional Information About the Trustees” on page 45 is deleted and replaced with the following:

The combination of skills and attributes discussed below led to the conclusion that each of Mr. Alvarado, Mr. Byers, Mr. Herrmann, Mr. Tracy, and Ms. Morris should serve as a Trustee. The Board believes that, collectively, the Trustees have diverse and complementary qualifications, experience, attributes, and skills, which allow the Board to operate effectively in governing the Trust and protecting the interest of each Fund’s shareholders.

The following information is added to the section entitled “Additional Information About the Trustees” on pages 45–46:

•	Mr. Alvarado was the chief operating officer and chief financial officer of a private energy company. Prior to that, he served as the managing director for an investment bank. With prior experience in internal audit, Mr. Alvarado has honed his understanding of financial statements and the issues that confront businesses, and this allows him to bring to the Board valuable insights on how to address issues impacting the Funds. In addition to serving on the Trust’s Board, he is currently a financial expert of the Audit Committee and the Lead Independent Trustee of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Mr. Alvarado's diligent and thoughtful service as a Trustee of The Arbitrage Funds since 2003 has provided him with a detailed understanding of the mutual fund industry.

•	Mr. Byers has worked in the financial services industry for over 35 years with experience in finance, operations, and investment management. He has served as vice chairman and chief investment officer and chairman of investment policy and risk oversight for large investment companies and has served as a director or trustee for multiple boards, including, among others, the Mutual Fund Directors Forum, the Graduate School of Business at the College of William and Mary, a financial corporation, and an ETF complex. Through these positions, Mr. Byers has gained an extensive knowledge and understanding of board oversight, director responsibilities, and fund governance. In addition to serving on the Trust’s Board, Mr. Byers also serves as an Independent Trustee of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC.

•	Mr. Herrmann's extensive experience in the financial services industry, including his experience as the chief executive officer of a financial advisory firm, as well as his prior experience as the chief executive officer of a financial services industry data provider and as the chief executive officer of two asset management firms, has provided him with a wealth of knowledge regarding mutual funds and the environment in which funds operate. This experience and the knowledge he has acquired about the investment management industry is valuable in helping the Funds address issues that they face, and he brings these assets to the Board in a relatable, effective way. In addition to serving on the Trust’s Board, Mr. Herrmann also serves as an Independent Trustee of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC.

The table contained in the section entitled “Compensation of the Trustees” on page 48 is deleted and replaced with the following:

Name and Position	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees**
Interested Trustee:
John S. Orrico***	None	None	None	None
Independent Trustees****:
John C. Alvarado	None	None	None	$80,000
Stephen R. Byers	None	None	None	$70,000
Robert P. Herrmann	None	None	None	$72,500
Francis X. Tracy	$15,000	None	None	$95,000
Nancy M. Morris	$15,000	None	None	$85,000

* Pursuant to the terms of its investment advisory agreement with respect to each Fund, the Adviser bears all of its own costs associated with providing advisory services and all the expenses of the Funds (excluding certain items, as provided in the investment advisory agreement), including Independent Trustee compensation.

** The registered investment companies in the Fund Complex include the Trust and The Arbitrage Funds.

*** Mr. Orrico is an “interested person,” as defined by the 1940 Act, of the Trust because of his employment and relationship with the Adviser.

**** Messrs. Alvarado, Byers, and Herrmann joined the Board in February 2026.

The second paragraph and table contained in the section entitled “Fund Shares Owned by Trustees” on pages 48–49 are deleted and replaced with the following:

The following table shows each Trustee’s beneficial ownership of shares of the Funds and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of September 2, 2025.

Name of Trustee	Fund	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Equity Securities Owned in All Funds in the Fund Complex Overseen by the Trustee*
Interested Trustee:
John S. Orrico	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	Over $100,000 Over $100,000**	Over $100,000
Independent Trustees:
John C. Alvarado	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	None None	Over $100,000
Stephen R. Byers	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	None None	Over $100,000
Robert P. Herrmann	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	None None	$10,001-$50,000
Francis X. Tracy	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	$10,001-$50,000 None	Over $100,000
Nancy M. Morris	AltShares Merger Arbitrage ETF AltShares Event-Driven ETF	None None	Over $100,000

* The registered investment companies in the Fund Complex include the Trust and The Arbitrage Funds, which consists of three mutual funds.

** As of September 2, 2025, John S. Orrico (or the Adviser, which is under Mr. Orrico’s control) beneficially owned a majority of the outstanding voting shares of the Event-Driven ETF and therefore is deemed to be a control person of the Fund.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.